Jun. 18, 2026
Value Line Select Core Fund, Inc.
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.18%	0.32%
Total Annual Fund Operating Expenses	1.16%	1.05%
Fee Waiver and Expense Reimbursement	0.00%	−0.14%(1)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.16%	0.91%

(1)
EULAV Asset Management (the “Adviser”) has agreed to pay or reimburse certain class-specific fees and expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) (the “Expense Limitation”). The Adviser may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Institutional Class’s expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated only with the agreement of the Fund’s Board.

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation is never terminated by the Fund’s Board. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$118	$368	$638	$1,409
Institutional Class	$93	$320	$566	$1,270

	1 year	3 years	5 years	10 years
Investor Class	$118	$368	$638	$1,409
Institutional Class	$93	$320	$566	$1,270

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets in a diversified core portfolio of U.S. equity securities with favorable growth prospects, selected using a disciplined quantitative optimization process. Under normal circumstances, the Fund purchases companies with market capitalization greater than $15 billion at the time of purchase and the Fund ’s portfolio will generally consist of 30 to 70 positions. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies.
The Fund invests primarily in companies that the Adviser believes demonstrates attractive risk-adjusted-return potential. The investment strategy combines fundamental market data with proprietary portfolio construction techniques designed to identify securities with favorable characteristics, including earnings quality, valuation, momentum, financial strength, and diversification benefits. The Fund’s optimization framework evaluates expected return, volatility, and correlation among holdings to construct a diversified portfolio intended to improve overall portfolio efficiency and potential return while managing downside risk. There are no set limitations of investments according to a company’s size or to a sector weighting.
During the investment selection process, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest).
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of the S&P 500® Index, which is a broad-based regulatory index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2020	+22.22%
Worst Quarter:	Q1 2020	–16.88%

Average Annual Total Returns for Periods Ended December 31, 2025
After-tax returns for Investor Class shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Investor Class	1 year	5 years	10 years	Since Inception 5/1/2020(1)
Return before taxes	–1.84%	7.30%	12.24%
Return after taxes on distributions	–3.70%	4.72%	9.54%
Investor Class	1 year	5 years	10 years	Since Inception 5/1/2020(1)
Return after taxes on distributions and sale of Fund shares(2)	0.22%	5.51%	9.60%
Institutional Class
Return before taxes	–1.60%	7.57%		11.96%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	17.83%

(1)
Institutional Class inception date.

(2)
The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.